ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES

Accrued expenses at September 30, 2025 and December 21, 2024 consisted of the following (in thousands):

	September 30, 2025	December 31, 2024
Professional fees	$678	$446
Legal matters	30	323
Accrued compensation	12	12
Other	139	226
Total accrued expenses	$859	$1,007

Accrued expenses at December 31, 2024 and 2023 consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Professional fees	$238	$239
Legal fees	323	643
Accrued compensation	12	109
Convertible notes interest	-	176
Somerville facility	-	218
Other	434	508
Total accrued expenses	$1,007	$1,893